Derivatives and Hedging Activities (Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 106,200
Fair value	1,039	$ (336)
Notional amount	193,802	174,237
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	579	63
Notional amount of derivative asset	72,871	11,001
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(351)	(388)
Notional amount of derivative liability	33,360	92,929
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other current assets [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	1,558	315
Notional amount of derivative asset	54,701	25,045
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Accrued expenses and other current liabilities [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(747)	(326)
Notional amount of derivative liability	$ 32,870	$ 45,262